Disclosures on financial instruments (Tables)	12 Months Ended
Mar. 31, 2020
Statement [line items]
Summary of Carrying Amounts and Fair Value of Each Category of Financial Assets and Liabilities
The following table presents the carrying amounts and fair value of each category of financial assets and liabilities as at March 31, 2020.

Financial assets	Cash and other financial assets at amortized cost		Financial assets as fair value		Derivatives other than in hedging relationship		Derivatives in hedging relationship		Total carrying value		Total fair value		Total carrying value		Total fair value
	(In millions)
Cash and cash equivalents	Rs.	184,678.0	Rs.	—	Rs.	—	Rs.	—	Rs.	184,678.0	Rs.	184,678.0	US$	2,440.7	US$	2,440.7
Short-term deposits		148,294.8		—		—		—		148,294.8		148,294.8		1,959.9		1,959.9
Finance receivables		273,592.8		37,197.90		—		—		310,790.7		306,014.4		4,107.5		4,044.3
Trade receivables		111,726.9		—		—		—		111,726.9		111,726.9		1,476.6		1,476.6
Other investments – non-current		—		10,280.50		—		—		10,280.5		10,280.5		135.9		135.9
Other investments – current		93,546.0		15,069.30		—		—		108,615.3		108,615.3		1,435.5		1,435.5
Other financial assets:
- current		35,601.2		—		15,667.6		8,245.4		59,514.2		59,514.2		786.5		786.5
- non-current		32,411.9		—		3,890.8		19,020.8		55,323.5		55,323.5		731.1		731.1

Total	Rs.	879,851.6	Rs.	62,547.70	Rs.	19,558.4	Rs.	27,266.2	Rs.	989,223.9	Rs.	984,447.6	US$	13,073.7	US$	13,010.5

Financial liabilities	Derivatives other than in hedging relationship		Derivatives in hedging relationship		Other financial liabilities		Total carrying value		Total fair value		Total carrying value		Total fair value
	(In millions)
Accounts payable	Rs.	—	Rs.	—	Rs.	705,671.9	Rs.	705,671.9	Rs.	705,671.9	US$	9,326.1	US$	9,326.1
Acceptances		—		—		27,713.3		27,713.3		27,713.3		366.3		366.3
Short-term debt (excluding current portion of long-term debt)		—		—		163,624.8		163,624.8		163,624.8		2,162.6		2,162.6
Long-term debt (including current portion of long-term debt) (refer note below)		—		—		1,024,372.3		1,024,372.3		929,535.9		13,538.2		12,284.9
Other financial liabilities:
- current		19,262.8		23,543.1		70,047.3		112,853.2		112,853.2		1,491.4		1,491.4
- non-current		5,879.6		26,679.2		57,655.4		90,214.2		92,321.6		1,192.2		1,220.1

Total	Rs.	25,142.4	Rs.	50,222.3	Rs.	2,049,085.0	Rs.	2,124,449.7	Rs.	2,031,720.7	US$	28,076.8	US$	26,851.4

Note:
Includes Rs.83,339.3 million designated as hedged item in fair value hedge relationship. This includes a loss of Rs.4,220.3 million on account of fair value changes attributable to the hedged interest rate risk.

The following table presents the carrying amounts and fair value of each category of financial assets and liabilities as at March 31, 2019.

Financial assets	Cash and other financial assets at amortized cost		Financial assets as fair value		Derivatives other than in hedging relationship		Derivatives in hedging relationship		Total carrying value		Total fair value
	(In millions)
Cash and cash equivalents	Rs.	215,598.0	Rs.	—	Rs.	—	Rs.	—	Rs.	215,598.0	Rs.	215,598.0
Short-term deposits		105,742.1		—		—		—		105,742.1		105,742.1
Finance receivables		336,246.9		—		—		—		336,246.9		334,290.5
Trade receivables		189,961.7		—		—		—		189,961.7		189,961.7
Other investments – non-current		38.8		14,936.3		—		—		14,975.1		14,975.1
Other investments – current		77,455.1		11,928.2		—		—		89,383.3		89,383.3
Other financial assets:
- current		37,615.3		—		2,840.2		9,515.2		49,970.7		49,970.7
- non-current		23,054.6		—		5,219.4		3,892.0		32,166.0		32,166.0

Total	Rs.	985,712.5	Rs.	26,864.5	Rs.	8,059.6	Rs.	13,407.2	Rs.	1,034,043.8	Rs.	1,032,087.4

Financial liabilities	Derivatives other than in hedging relationship		Derivatives in hedging relationship		Other financial liabilities		Total carrying value		Total fair value
	(In millions)
Accounts payable	Rs.	—	Rs.	—	Rs.	759,681.7	Rs.	759,681.7	Rs.	759,681.7
Acceptances		—		—		31,771.2		31,771.2		31,771.2
Short-term debt (excluding current portion of long-term debt)		—		—		201,502.6		201,502.6		201,502.6
Long-term debt (including current portion of long-term debt) (refer note below)		—		—		858,408.1		858,408.1		827,757.5
Other financial liabilities:
- current		8,853.9		38,571.4		56,243.9		103,669.2		103,669.2
- non-current		1,959.0		24,665.4		2,864.4		29,488.8		29,488.8

Total	Rs.	10,812.9	Rs.	63,236.8	Rs.	1,910,471.9	Rs.	1,984,521.6	Rs.	1,953,871.0

1	Includes USD denominated bonds designated as cash flow hedges against forecasted USD revenue amounting to Rs.69,148.8 million (USD 1000 million).
2
Includes Rs.34,585.5 million designated as hedged item in fair value hedge relationship. This includes a loss of Rs.445.6 million on account of fair value changes attributable to the hedged interest rate risk.

Summary of Reconciliation of Financial Assets Measured At Fair Value Using Significant Unobservable Inputs

Reconciliation of financial assets measured at fair value using significant unobservable inputs (Level 3)	As at March 31, 2020
Balance at the beginning	7,382.6
Originated or purchased during the period	39,470.3
Interest accrued on FVOCI Loans	272.9
Proceeds during the period	(2,831.0)
Loan loss provision recognized	(168.9)
Fair value changes recognized through OCI	1,333.2
Fair value changes recognized through P& L	(1,215.9)
Foreign exchange translation difference	70.5

Balance at the end	44,313.7

Summary of Amounts that have been Offset and Amounts that are Available for Offset
The following table discloses the amounts that have been offset, in arriving at the balance sheet presentation and the amounts that are available for offset only under certain conditions as at March 31, 2020:

	Gross amount recognized		Gross amount recognized as set off in the balance sheet		Net amount presented in the balance sheet		Amounts subject to an enforceable master netting arrangement				Net amount after offsetting
Financial assets							Financial instruments		Cash collateral
	(In millions)
Derivative financial instruments	Rs.	46,824.6	Rs.	—	Rs.	46,824.6	Rs.	(36,314.6)	Rs.	—	Rs.	10,510.0
Trade receivables		113,051.3		(1,324.4)		111,726.9		—		—		111,726.9
Cash and cash equivalents		251,125.0		(66,447.0)		184,678.0		—		—		184,678.0

Total	Rs.	411,000.9	Rs.	(67,771.4)	Rs.	343,229.5	Rs.	(36,314.6)	Rs.	—	Rs.	306,914.9

	US$	5,431.9	US$	(895.7)	US$	4,536.2	US$	(479.9)	US$	—	US$	4,056.3

Financial liabilities
Derivative financial instruments	Rs.	75,364.7	Rs.	—	Rs.	75,364.7	Rs.	(36,314.6)	Rs.	—	Rs.	39,050.1
Accounts payable		706,996.3		(1,324.4)		705,671.9		—		—		705,671.9
Loans from banks/financial institutions (short-term)		161,422.6		(66,447.0)		94,975.6		—		—		94,975.6

Total	Rs.	943,783.6	Rs.	(67,771.4)	Rs.	876,012.2	Rs.	(36,314.6)	Rs.	—	Rs.	839,697.6

	US$	12,473.2	US$	(895.7)	US$	11,577.5	US$	(479.9)	US$	—	US$	11,097.6

The following table discloses the amounts that have been offset in arriving at the balance sheet presentation and the amounts that are available for offset only under certain conditions as at March 31, 2019:

	Gross amount recognized		Gross amount recognized as set off in the balance sheet		Net amount presented in the balance sheet		Amounts subject to an enforceable master netting arrangement				Net amount after offsetting
Financial assets							Financial instruments		Cash collateral
	(In millions)
Derivative financial instruments	Rs.	21,466.8	Rs.	—	Rs.	21,466.8	Rs.	(17,173.7)	Rs.	—	Rs.	4,293.1
Trade receivables		191,052.4		(1,090.7)		189,961.7		—		—		189,961.7
Cash and cash equivalents		254,334.7		(38,736.7)		215,598.0		—		—		215,598.0

Total	Rs.	466,853.9	Rs.	(39,827.4)	Rs.	427,026.5	Rs.	(17,173.7)	Rs.	—	Rs.	409,852.8

	US$	6,750.9	US$	(575.9)	US$	6,175.0	US$	(248.3)	US$	—	US$	5,926.7

Financial liabilities
Derivative financial instruments	Rs.	74,049.7	Rs.	—	Rs.	74,049.7	Rs.	(17,173.7)	Rs.	—	Rs.	56,876.0
Accounts payable		760,772.4		(1,090.7)		759,681.7		—		—		759,681.7
Loans from banks/financial institutions (short-term)		129,983.7		(38,736.7)		91,247.0		—		—		91,247.0

Total	Rs.	964,805.8	Rs.	(39,827.4)	Rs.	924,978.4	Rs.	(17,173.7)	Rs.	—	Rs.	907,804.7

	US$	13,951.5	US$	(575.9)	US$	13,375.4	US$	(248.3)	US$	—	US$	13,127.1

Summary of Carrying Amount of Trade Receivables and Finance Receivables Sold Along with Associated Liabilities
The carrying amount of trade receivables and finance receivables along with the associated liabilities is as follows:

	As at March 31,
	2020				2020					2019
Nature of Asset	Carrying amount of asset sold		Carrying amount of associated liabilities		Carrying amount of asset sold			Carrying amount of associated liabilities		Carrying amount of asset sold			Carrying amount of associated liabilities
	(In millions)
Trade receivables	US$	—	US$	—	Rs.	—		Rs.	—	Rs.	10,314.6		Rs.	10,314.6
Finance receivables	US$	562.7	US$	559.0	Rs.	42,573.7	*	Rs.	42,299.4	Rs.	30,338.3	*	Rs.	30,473.3

*	Net of provision of Rs. 493.8 million and Rs. 380.3 million as at March 31, 2020 and 2019, respectively.

Summary of Gain (Loss) from Cash Flow Hedges Recognized in Other Comprehensive Income and Income Statement	The accumulated gain/losses in hedge reserve and cost of hedge reserve are expected to be recognized in the income statement during the years ending March 31, 2020 to 2024.

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Fair value gain/(loss) of foreign currency derivative contracts recognized in Hedging reserve	US$	(317.1)	Rs.	(23,993.3)	Rs.	(80,992.4)	Rs.	94,016.9
Fair value gain/(loss) of foreign currency bonds recognized in Hedging reserve		(8.2)		(618.3)		(9,429.1)		12,435.2
Fair value gain/(loss) of cross currency interest rate swaps entered for cash flow hedges of repayment of foreign currency denominated borrowings recognized in Hedging reserve		(10.8)		(818.9)		446.0		(359.0)
Fair value gain/(loss) of interest rate swaps entered for cash flow hedges of payment of interest on borrowings that are benchmarked to libor		(2.0)		(152.9)		(595.7)		—

Gain/(loss) recognized in equity	US$	(338.1)	Rs.	(25,583.4)	Rs.	(90,571.2)	Rs.	106,093.1

Gain/(loss) reclassified from Hedging reserve and recognized in ‘Revenue’ in the income statement on occurance of forecast sales	US$	(667.6)	Rs.	(50,511.8)	Rs.	(79,529.5)	Rs.	(118,767.0)
Gain/(loss) reclassified out of Hedging reserve and recorded in ‘Raw materials, components and consumables’ in the income statement when forecast purchases affect income statement		—		—		—		15,674.8
Gain/(loss) reclassified from Hedging reserve and recognized in ‘Foreign exchange (gain)/loss (net)’ in the income statement on account of forecast transactions no longer expected to occur		2.0		147.8		(1,033.4)		555.5
Gain/(loss) reclassified from Hedging reserve and recognized in ‘Foreign exchange (gain)/loss (net)’ in the income statement for repayment of foreign currency denominated borrowings recognized in hedging reserve		15.9		1,203.5		—		—

Gain/(loss) reclassified from equity to the income statement	US$	(649.7)	Rs.	(49,160.5)	Rs.	(80,562.9)	Rs.	(102,536.7)

Summary of effect of changes in foreign exchange rates
The table below outlines the effect change in foreign currencies exposure for the year ended March 31, 2020:

Change in assumption	Impact on Company’s net income before tax for financial assets	Impact on Company’s net income before tax for financial liabilities	Impact on Company’s other comprehensive income for financial liabilities
Appreciation in foreign currencies by 10%	Decrease by Rs. (39,797.4) million	Decrease by Rs. (96,065.0) million	Decrease by Rs. (7,562.8) million
Depreciation in foreign currencies by 10%	Increase by Rs. 39,797.4 million	Increase by Rs. 96,065.0 million	Increase by Rs. 7,562.8 million

The table below outlines the effect change in foreign currencies exposure for the year ended March 31, 2019:

Change in assumption	Impact on Company’s net income before tax for financial assets	Impact on Company’s net income before tax for financial liabilities	Impact on Company’s other comprehensive income for financial liabilities
Appreciation in foreign currencies by 10%	Decrease by Rs. (42,004.4) million	Decrease by Rs. (77,446.6) million	Decrease by Rs. (6,914.9) million
Depreciation in foreign currencies by 10%	Increase by Rs. 42,004.4 million	Increase by Rs. 77,446.6 million	Increase by Rs. 6,914.9 million

Summary of Contractual Maturities of Financial Liabilities
The table below provides details regarding the contractual maturities of financial liabilities, including estimated interest payments as at March 31, 2020:

	Carrying amount		Due in 1 st Year		Due in 2 nd Year		Due in 3 rd to 5 th Year		Due after 5 th Year		Total contractual cash flows
			(In millions)
Financial liabilities
Accounts payable and acceptances	Rs.	733,385.2	Rs.	733,385.2	Rs.	—	Rs.	—	Rs.	—	Rs.	733,385.2	US$	9,692.5
Borrowings and interest thereon		1,200,852.4		406,533.1		214,289.0		547,623.3		205,702.1		1,374,147.5		18,160.9
Lease liabilities		59,771.2		13,126.7		10,626.1		23,052.1		49,120.7		95,925.6		1,267.8
Other financial liabilities		55,076.2		49,050.2		2,023.3		4,069.5		625.2		55,768.2		737.0
Derivative liabilities		75,364.7		46,351.5		25,461.1		13,616.1		2,193.8		87,622.5		1,158.0

Total	Rs.	2,124,449.7	Rs.	1,248,446.7	Rs.	252,399.5	Rs.	588,361.0	Rs.	257,641.8	Rs.	2,346,849.0	US$	31,016.2

Contractual maturities of borrowings includes cash flows relating to collateralized debt obligations. This represents the amount received against the transfer of finance receivables in securitization transactions and/or direct assignments, which do not qualify for derecognition. The liability of the Company in such cases is limited to the extent of credit enhancements provided. The contractual maturities of such collateralized debt obligations are as follows:

	Carrying amount		Due in 1 st Year		Due in 2 nd Year		Due in 3 rd to 5 th Year		Total contractual cash flows
	(In millions)
Collateralized debt obligations	Rs.	42,299.4	Rs.	24,451.3	Rs.	14,942.0	Rs.	7,179.5	Rs.	46,572.8	US$	615.5

The table below provides details regarding the contractual maturities of financial liabilities, including estimated interest payments as at March 31, 2019:

	Carrying amount		Due in 1 st Year		Due in 2 nd Year		Due in 3 rd to 5 th Year		Due after 5 th Year		Total contractual cash flows
			(In millions)
Financial liabilities
Accounts payable and acceptances	Rs.	791,452.9	Rs.	791,452.9	Rs.	—	Rs.	—	Rs.	—	Rs.	791,452.9	US$	11,444.6
Borrowings and interest thereon		1,070,506.5		398,168.8		184,162.3		438,942.3		195,065.9		1,216,339.3		17,588.6
Other financial liabilities		48,512.5		45,648.1		1,068.5		1,887.4		3,563.2		52,167.2		754.4
Derivative liabilities		74,049.7		47,425.3		28,341.0		13,643.1		3,001.4		92,410.8		1,336.3

Total	Rs.	1,984,521.6	Rs.	1,282,695.1	Rs.	213,571.8	Rs.	454,472.8	Rs.	201,630.5	Rs.	2,152,370.2	US$	31,123.9

Contractual maturities of borrowings includes cash flows relating to collateralized debt obligations. This represents the amount received against the transfer of finance receivables in securitization transactions and/or direct assignments, which do not qualify for derecognition. The liability of the Company in such cases is limited to the extent of credit enhancements provided. The contractual maturities of such collateralized debt obligations are as follows:

	Carrying amount		Due in 1 st Year		Due in 2 nd Year		Due in 3 rd to 5 th Year		Total contractual cash flows
	(In millions)
Collateralized debt obligations	Rs.	30,473.3	Rs.	14,824.2	Rs.	10,134.0	Rs.	5,515.1	Rs.	30,473.3	US$	440.7

Summary of Fair Value of Derivative Financial Instruments
The fair value of derivative financial instruments is as follows:

	As at March 31,
	2020		2020		2019
	(In millions)
Foreign currency forward exchange contracts and options	US$	(325.6)	Rs.	(24,631.9)	Rs.	(52,426.5)
Commodity Derivatives		(84.5)		(6,394.7)		1,019.5
Others including interest rate and currency swaps		32.9		2,486.5		(1,175.9)

Total	US$	(377.2)	Rs.	(28,540.1)	Rs.	(52,582.9)

Summary of Changes in Foreign Currency Forward Exchange Contracts and Options Due to 10% Appreciation/Depreciation of Foreign Currency

	As at March 31,
	2020		2020		2019		2018
	(In millions)
10% depreciation of foreign currency:
Gain/(loss) in hedging reserve	US$	719.8	Rs.	54,467.4	Rs.	2,136.0	Rs.	71,814.7
Gain/(loss) in statement of Profit and loss	US$	(116.9)	Rs.	(8,848.9)	Rs.	925.0	Rs.	(7,371.1)
10% Appreciation of foreign currency:
Gain/(loss) in hedging reserve	US$	(712.8)	Rs.	(53,930.9)	Rs.	(2,335.1)	Rs.	(83,992.3)
Gain/(loss) in statement of Profit and loss	US$	140.8	Rs.	10,651.7	Rs.	6.7	Rs.	10,373.6

Disclosure on Detailed Financials Instruments Designated as Hedging Instrument in Cashflow Hedge
The details of cash flow hedges entered by the Company to hedge interest rate risk arising on floating rate borrowings and by one of the Company’s subsidiaries to hedge the currency fluctuation of its functional currency (GBP) against foreign currencies to hedge future cash flows arising from revenue and cost of materials is as follows:
Outstanding contracts

	Average strike rate		Nominal amounts						Carrying value
	(in GBP)		(in millions)						(in millions)
	as at March 31 ,		as at March 31 ,						as at March 31 ,
	2020	2019	2020		2020		2019		2020		2020		2019
Foreign currency forwards
Cash flow hedges - USD
Sell - USD/ Buy - GBP
<1 year	0.7229	0.6756	US$	2,388.6		Rs.165,182.1		Rs.143,368.6	US$	(212.3)	Rs.	(14,684.9)	Rs.	(16,706.3)
Between 1-5 years	0.7649	0.6989		6,895.2		476,839.4		181,924.8		(257.0)		(17,771.6)		(10,318.2)

Cash flow hedges - Chinese Yuan
Sell - Chinese Yuan /Buy - GBP
<1 year	0.1086	0.1054		2,165.4		149,748.9		192,968.4		(79.8)		(5,518.54)		(13,848.0)
Between 1-5 years	0.1096	0.1075		1,608.2		111,212.6		117,573.1		(27.1)		(1,870.7)		(3,892.0)
Cash flow hedges -Euro
Buy - Euro / Sell - GBP
<1 year	0.9109	0.8823		3,563.9		246,463.7		326,652.4		1.4		93.5		1,267.1
Between 1-5 years	0.9101	0.9192		4,577.0		316,521.1		364,757.3		(23.0)		(1,590.1)		(6,607.3)

Cash flow hedges - Other
<1 year	0.0000	0.0000		1,224.0		84,648.8		162,918.9		69.3		4,793.2		181.0
Between 1-5 years	0.0000	0.0000		1,674.4		115,795.8		79,830.3		52.7		3,647.8		995.6

Cash flow hedges of foreign exchange risk on recognized debt
Cross currency interest rate swaps
Buy - USD / Sell - GBP
>5 years	0.7592	0.7592		513.5		35,507.8		34,359.8		76.6		5,295.3		1,004.7
Buy- Euro / Sell - GBP
>5 years	0.8912	0.8912		602.7		41,680.4		40,332.8		4.2		290.8		(1,330.5)
Buy - USD / Sell- INR
>5 years	83.5200	—		649.0		44,882.9		—		94.7		6,549.9		—

Total foreign currency derivative instruments			US$	25,861.9	Rs.	1,788,483.5	Rs.	1,644,686.4	US$	(300.3)	Rs.	(20,765.3)	Rs.	(49,253.9)

Debt instruments denominated in foreign currency
USD
< 1 year	—	0.736	US$	—	Rs.	—	Rs.	556,467.1	US$	—	Rs.	—	Rs.	(69,148.8)

Total debt instruments denominated in foreign currency			US$	—	Rs.	—	Rs.	556,467.1	US$	—	Rs.	—	Rs.	(69,148.8)

Cash flow hedges of interest rate risk arising on floating rate borrowings
	Average strike rate		Nominal amounts		Carrying value
			(USD in million)		(in millions)
	as at March 31		as at March 31		as at March 31
	2020	2019	2020	2019	2020		2020		2019
Interest rate swaps linked to LIBOR
>5 years	2.86%	2.86%	237.5	237.5	US$	(31.7)	Rs.	(2,190.8)	Rs.	(575.7)

Total derivatives designated in hedge relationship					US$	(332.0)	Rs.	(22,956.1)	Rs.	(49,829.6)
Total debt instruments designated in hedge relationship					US$		Rs.	—	Rs.	(69,148.8)

Foreign currency exchange rate risk [member]
Statement [line items]
Summary of Foreign Currency Exposure
The following table sets forth information relating to foreign currency exposure (other than risk arising from derivatives disclosed at clause (iv) below) as at March 31, 2020:

	U.S. dollar		Euro		Chinese Renminbi		GBP		Canadian dollar		Others*		Total
	(In millions)
Financial assets	Rs.	185,949.4	Rs.	114,145.3	Rs.	45,268.6	Rs.	13,133.8	Rs.	15,354.1	Rs.	24,122.7	397,973.9
Financial liabilities	Rs.	400,452.8	Rs.	409,942.4	Rs.	49,092.8	Rs.	62,634.1	Rs.	7,581.2	Rs.	30,946.8	960,650.1

*	Others mainly include currencies such as the Russian rouble, Singapore dollars, Swiss franc, Australian dollars, South African rand, Thai baht, Japanese Yen and Korean won.

The following table set forth information relating to foreign currency exposure (other than risk arising from derivatives disclosed at clause (iv) below) as at March 31, 2019:

	U.S. dollar		Euro		Chinese Renminbi		GBP		Japanese Yen		Others*		Total
	(In millions)
Financial assets	Rs.	227,659.7	Rs.	125,940.9	Rs.	19,853.1	Rs.	16,006.7	Rs.	3,398.6	Rs.	27,184.6	420,043.6
Financial liabilities	Rs.	390,892.0	Rs.	322,260.4	Rs.	38,501.1	Rs.	59,269.8	Rs.	4,405.9	Rs.	28,285.3	843,614.5

*	Others mainly include currencies such as the Russian rouble, Singapore dollars, Swiss franc, Australian dollars, South African rand, Singapore dollars, Thai baht and Korean won.

The following table set forth information relating to foreign currency exposure (other than risk arising from derivatives disclosed at clause (iv) below) as at March 31, 2018:

	U.S. dollar		Euro		Chinese Renminbi		GBP		Japanese Yen		Others*		Total
	(In millions)
Financial assets	Rs.	135,310.7	Rs.	128,171.7	Rs.	49,977.2	Rs.	15,115.0	Rs.	4,750.2	Rs.	41,652.4	374,977.2
Financial liabilities	Rs.	369,091.0	Rs.	311,926.9	Rs.	53,989.1	Rs.	63,716.6	Rs.	5,456.5	Rs.	35,389.5	839,569.6

*	Others mainly include currencies such as the Russian rouble, Swiss franc, Australian dollars, South African rand, Singapore Dollars, Thai baht and Korean won.

Not measured at fair value on recurring basis [Member]
Statement [line items]
Summary of Fair Value of Financial Assets and Liabilities
The following table provides an analysis of fair value of financial instruments that are not measured at fair value on recurring basis, grouped into Level 1 to Level 3 categories:

	As at March 31, 2020
	Level 1		Level 2		Level 3		Total
	(In millions)
Financial assets not measured at fair value
Finance receivables		—		—		268,816.5		268,816.5
Other investments		93,546.0		—		—		93,546.0

Total	Rs.	93,546.0	Rs.	—	Rs.	268,816.5	Rs.	362,362.5

	US$	1,236.3	US$	—	US$	3,552.7	US$	4,789.0

Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)		—		163,624.8		—		163,624.8
Long-term debt (including current portion of long-term debt)		347,156.9		582,379.0		—		929,535.9

Total	Rs.	347,156.9	Rs.	746,003.8	Rs.	—	Rs.	1,093,160.7

	US$	4,588.1	US$	9,859.4	US$	—	US$	14,447.5

	As at March 31, 2019
	Level 1		Level 2		Level 3		Total
	(In millions)
Financial assets not measured at fair value
Finance receivables		—		—		334,290.5		334,290.5
Other investments		77,455.1		—		38.8		77,493.9

Total	Rs.	77,455.1	Rs.	—	Rs.	334,329.3	Rs.	411,784.4

	US$	1,120.0	US$	—	US$	4,834.5	US$	5,954.5

Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)		—		201,502.6		—		201,502.6
Long-term debt (including current portion of long-term debt)		352,851.5		474,906.0		—		827,757.5

Total	Rs.	352,851.5	Rs.	676,408.6	Rs.	—	Rs.	1,029,260.1

	US$	5,102.3	US$	9,781.2	US$	—	US$	14,883.5

Measured at fair value [Member]
Statement [line items]
Summary of Fair Value of Financial Assets and Liabilities	The main items in this category are unquoted available-for-sale financial assets, measured at fair value.

	As at March 31, 2020
	Level 1		Level 2		Level 3		Total
	(In millions)
Financial assets measured at fair value
Investments	Rs.	18,234.0	Rs.	—	Rs.	7,115.8	Rs.	25,349.8
Derivative assets		—		46,824.6		—		46,824.6
Finance receivables		—				37,197.9		37,197.9

Total	Rs.	18,234.0	Rs.	46,824.6	Rs.	44,313.7	Rs.	109,372.3

	US$	241.0	US$	618.9	US$	585.7	US$	1,445.6

Financial liabilities measured at fair value
Derivative liabilities	Rs.	—	Rs.	75,364.7	Rs.	—	Rs.	75,364.7

Total	Rs.	—	Rs.	75,364.7	Rs.	—	Rs.	75,364.7

	US$	—	US$	995.9	US$	—	US$	995.9

	As at March 31, 2019
	Level 1		Level 2		Level 3		Total
	(In millions)
Financial assets measured at fair value
Investments	Rs.	19,481.9	Rs.	—	Rs.	7,382.6	Rs.	26,864.5
Derivative assets		—		21,466.8		—		21,466.8

Total	Rs.	19,481.9	Rs.	21,466.8	Rs.	7,382.6	Rs.	48,331.3

	US$	281.7	US$	310.5	US$	106.8	US$	698.9

Financial liabilities measured at fair value
Derivative liabilities	Rs.	—	Rs.	74,049.7	Rs.	—	Rs.	74,049.7

Total	Rs.	—	Rs.	74,049.7	Rs.	—	Rs.	74,049.7

	US$	—	US$	1,070.7	US$	—	US$	1,070.7

Trade receivables and finance receivables [Member]
Statement [line items]
Summary of Aging of Trade and Finance Receivables
The ageing of trade receivables and finance receivables as of balance sheet date is given below. The age analysis have been considered from the due date.

	As at March 31,
	2020		2020		2020		2020		2020		2020			2019		2019		2019
Trade receivables	Gross		Allowance		Net		Gross		Allowance		Net			Gross		Allowance		Net
	(In millions)
Period (in months)
Not due	US$	1,083.6	US$	(4.4)	US$	1,079.2	Rs.	81,991.8	Rs.	(330.3)	Rs.	81,661.5		Rs.	150,898.8	Rs.	(324.1)	Rs.	150,574.7
Overdue up to 3 months		261.7		(2.2)		259.5		19,802.0		(163.8)		19,638.2			31,086.5		(131.0)		30,955.5
Overdue 3-6 months		48.1		(4.9)		43.2		3,635.8		(372.1)		3,263.7			2,516.9		(183.7)		2,333.2
Overdue more than 6 months		230.5		(135.8)		94.7		17,437.3		(10,273.8)		7,163.5	*		15,160.5		(9,062.2)		6,098.3

Total	US$	1,623.9	US$	(147.3)	US$	1,476.6	Rs.	122,866.9	Rs.	(11,140.0)	Rs.	111,726.9		Rs.	199,662.7	Rs.	(9,701.0)	Rs.	189,961.7

*
Trade receivables overdue more than six months include Rs. 4,713.5 million as at March 31, 2020 (Rs. 5,130.8 million as at March 31, 2019) outstanding from state government organizations in India, which are considered recoverable.

The Company makes allowances for losses on its portfolio of finance receivable on the basis of expected future collection from receivables. The future collection are estimated on the basis of statistical analysis that, among other factors, require assessment of significant increase in credit risk and analysis of historical delinquency for determining of probability of default (PD), credit loss experience for determining of loss given default (LGD) and impact of macro-economic factors like GDP growth, fuel price and inflation.

	As at March 31,
	2020		2020		2020		2020		2020		2020		2019		2019		2019
Finance receivables #	Gross		Allowance		Net		Gross		Allowance		Net		Gross		Allowance		Net
	(In millions)
Period (in months)
Not due*	US$	4,024.2	US$	(69.9)	US$	3,954.3	Rs.	304,484.6	Rs.	(5,290.4)	Rs.	299,194.2	Rs.	336,349.5	Rs.	(6,082.0)	Rs.	330,267.5
Overdue up to 3 months		95.7		(4.2)		91.5		7,243.0		(314.3)		6,928.7		4,294.7		(194.4)		4,100.3
Overdue more than 3 months		73.7		(12.0)		61.7		5,576.8		(909.0)		4,667.8		3,933.2		(2,054.1)		1,879.1

Total	US$	4,193.6	US$	(86.1)	US$	4,107.5	Rs.	317,304.4	Rs.	(6,513.7)	Rs.	310,790.7	Rs.	344,577.4	Rs.	(8,330.5)	Rs.	336,246.9

*	Allowance in the “Not due” category includes allowance against installments pertaining to impaired finance receivables which have not yet fallen due.
#	Finance receivables originated in India.